UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21274

Grosvenor Registered Multi-Strategy

Master Fund, LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

ITEM 1 – REPORTS TO STOCKHOLDERS

The Report to Shareholders is attached hereto.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2020

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Statements (unaudited)

For the Six Months Ended September 30, 2020

The Master Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at http://www.sec.gov and, upon request, by calling (877) 355-1469.

The Master Fund has adopted Proxy Voting Policies and Procedures under which the Master Fund votes proxies relating to securities held by the Master Fund. In addition, the Master Fund files Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Master Fund’s Proxy Voting Policies and Procedures and the Master Fund’s proxy voting record (Form N-PX) are available (i) without charge, upon request, by calling (855) 426-9321; and (ii) on the SEC’s website at www.sec.gov.

The Master Fund’s prospectus and statement of additional information include additional information about the Directors of Master Fund and other information about the Master Fund. These documents are available without charge, upon request, by calling (877) 355-1469.

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Assets, Liabilities and Members’ Capital (unaudited)

September 30, 2020

ASSETS

Investments in Investment Funds, at fair value (cost $213,902,623)	$264,327,237
Short term investments (cost $8,623,245)	8,623,245
Cash	100,000
Redemptions receivable from investments in Investment Funds	9,791,235
Investments in Investment Funds paid in advance	5,800,000
Prepaid insurance	39,124
Other assets	5,367

Total assets	288,686,208

LIABILITIES

Repurchase of Members’ interests payable	7,900,000
Advisory fee payable	479,102
Professional fees payable	166,189
Net deferred income tax liability	150,184
Administration fee payable	89,564
Facility fees payable	30,788

Total liabilities	8,815,827

NET ASSETS	$279,870,381

Net Capital*	$228,970,195
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds	50,900,186

MEMBERS’ CAPITAL	$279,870,381

*  Net Capital includes net subscriptions, cumulative net investment income/(loss) and cumulative net realized gain/(loss) from investments.

The accompanying notes are an integral part of these consolidated financial statements.
1

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited)

September 30, 2020

	First			% of
	Acquisition		Fair	Members’
Investment Funds*	Date	Cost	Value	Capital	Liquidity**

Distressed
Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	$5,126,878	$439,410	0.16%	(1)
Highland Crusader Fund, L.P. (a)(b)(c)	8/1/2005	112,527	138,326	0.05%	(1)
King Street Capital, L.P. (a)(b)	1/1/2003	80,679	228,062	0.08%	(2)
Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	7	9,580	0.00%	(2)

Total Distressed		5,320,091	815,378	0.29%

Event Driven
Canyon Balanced Fund Ltd.	1/1/2013	9,086,479	10,064,070	3.60%	Quarterly
Canyon Value Realization Fund Ltd.	12/1/2013	2,398,115	2,949,692	1.05%	Quarterly
Elliott International Ltd.	1/1/2013	11,385,975	19,767,553	7.06%	Quarterly
Magnetar Capital, L.P. (a)(b)	7/1/2007	40,602	47,537	0.02%	(2)
Pentwater Event Fund, Ltd.	7/1/2019	13,503,635	12,578,455	4.50%	Monthly
Perry International Inc. (a)	1/1/2013	174,865	140,784	0.05%	(2)

Total Event Driven		36,589,671	45,548,091	16.28%

Long and/or Short Equity
Atlas Enhanced Fund, Ltd.	9/1/2016	5,556,872	7,509,222	2.68%	Monthly
BlackRock European Hedge Fund Limited	9/1/2017	12,894,369	21,848,463	7.80%	Monthly
Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009	2,704	1,775	0.00%	(2)
D1 Capital Partners Offshore L.P.	5/01/2020	8,000,000	10,090,609	3.60%	(3)
Dragon Billion Select Fund	10/1/2017	10,895,730	13,089,912	4.68%	Quarterly
MW Eureka Fund	4/1/2018	12,050,000	13,686,625	4.89%	Monthly
Redmile Capital Fund, L.P. (d)	5/1/2019	8,984,442	11,360,655	4.06%	Quarterly
Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016	7,550,611	6,742,873	2.41%	Monthly
SEG Partners Offshore, Ltd.	3/1/2013	4,669,312	10,685,968	3.82%	Quarterly
Tiger Global, Ltd.	1/1/2020	6,660,000	9,592,846	3.43%	Annually
TPG Public Equity Partners-B, Ltd.	11/1/2019	15,500,000	14,740,161	5.27%	Quarterly

Total Long and/or Short Equity		92,764,040	119,349,109	42.64%

Macro/Commodities
Alphadyne Global Rates Fund II, Ltd.	2/1/2020	10,030,000	11,236,289	4.02%	Quarterly
Alphadyne International Fund, Ltd.	9/1/2019	2,425,000	2,916,257	1.04%	Quarterly
Element Capital Feeder Fund Ltd.	4/1/2012	7,416,873	20,191,888	7.21%	Quarterly
Rokos Global Macro Fund, Ltd.	4/1/2019	4,293,750	5,817,391	2.08%	Monthly
STM LCB LLC	4/01/2020	1,316,080	1,453,548	0.52%	(1)

Total Macro/Commodities		25,481,703	41,615,373	14.87%

Multi-Arbitrage
ExodusPoint Partners International Fund, Ltd.	7/1/2018	10,550,000	12,364,706	4.42%	Quarterly
LMR Fund Ltd.	12/1/2019	12,200,000	10,934,359	3.91%	Quarterly
Magnetar Constellation Fund, Ltd.	4/1/2012	6,714,569	11,359,393	4.06%	Quarterly

The accompanying notes are an integral part of these consolidated financial statements.
2

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2020

	First			% of
	Acquisition		Fair	Members’
Investment Funds* (continued)	Date	Cost	Value	Capital	Liquidity**

Multi-Arbitrage (continued)
Point72 Capital International, Ltd.	3/1/2020	$12,620,000	$13,704,475	4.90%	Quarterly
Sculptor Domestic Partners, L.P. (a)(b)	1/1/2003	—	149	0.00%	(2)
Shelter Growth Opportunities Fund, Ltd.	12/1/2017	4,631,264	1,994,313	0.71%	(1)
Stark Investments, L.P. (a)(b)	1/1/2003	335,643	297,688	0.11%	(4)
Stark Select Asset Fund LLC (a)(b)	1/1/2010	22,121	22,273	0.01%	(4)
Voleon Institutional Strategies International, Ltd.	4/1/2019	3,931,108	3,843,066	1.37%	Monthly
Voleon International Investors, Ltd.	4/1/2019	2,742,413	2,478,864	0.88%	Monthly

Total Multi-Arbitrage		53,747,118	56,999,286	20.37%

Total Investments in Investment Funds		$213,902,623	$264,327,237	94.45%

			Fair	% Members’
Short-Term Investments	Shares	Cost	Value	Capital

Money Market Fund
BlackRock Liquidity Funds T-Fund Institutional Shares (yield 0.02%) (e)	6,582,775	$6,582,775	$6,582,775	2.35%
Northern Institutional Treasury Portfolio Shares (yield 0.04%) (e)	2,040,470	2,040,470	2,040,470	0.73%

Total Investments in Short-Term Investments		8,623,245	8,623,245	3.08%

Total Investments		$222,525,868	$272,950,482	97.53%

Other Assets, Less Liabilities			6,919,899	2.47%

Members’ Capital			$279,870,381	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.45% of the total Investments in Investment Funds.

(c)	The Investment Fund is considered a Level 3 investment.

(d)

The Investment Fund is held by the Grosvenor Registered Multi-Strategy Subsidiary, LLC Series A (the “Subsidiary”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Subsidiary represents 4.30% of the total Investments in Investment Funds.

(e)	The rate shown is the annualized 7-day yield as of September 30, 2020.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets which are subject to distribution notices.

(3)	The Investment Fund operates in a structure in which it will return all capital after a maximum two-year investment period.

(4)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The accompanying notes are an integral part of these consolidated financial statements.
3

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2020

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Percent of Investments in
Geographic Location	Investment Funds
Asia	4.95%
Europe	8.27
Global	77.06
United States/Canada	9.72

Total	100.00%

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
60 - 90 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 0.41%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-5 years.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
60 - 90 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 3.49%** of the Investment Funds.

The accompanying notes are an integral part of these consolidated financial statements.
4

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Schedule of Investments (unaudited) (continued)

September 30, 2020

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 4.06%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the percentage of fair value of investments in each respective investment category.

The accompanying notes are an integral part of these consolidated financial statements.
5

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Operations (unaudited)

For the Six Months Ended September 30, 2020

NET INVESTMENT INCOME
Dividend income	$2,835

EXPENSES
Advisory fee	1,422,872
Professional fees	188,804
Administration fee	136,239
Board of Directors’ compensation	75,000
Facility fees	54,364
Interest expense	50,113
Insurance fees	39,124
Other expenses	41,729

Total expenses	2,008,245

Net investment loss	(2,005,410)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from investments	5,372,966

Change in net unrealized appreciation/(depreciation) on investments	25,736,972
Deferred income tax benefit	23,963

Change in net unrealized appreciation/(depreciation), net of taxes	25,760,935

Net realized and unrealized gain/(loss) on investments	31,133,901

NET INCREASE IN MEMBERS’ CAPITAL RESULTING FROM OPERATIONS	$29,128,491

The accompanying notes are an integral part of these consolidated financial statements.
6

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statements of Changes in Members’ Capital

Members’ Capital, March 31, 2019	$315,930,744

Members’ subscriptions	12,408,000

Members’ interests repurchased	(44,435,000)

Net decrease in Members’ Capital resulting from capital transactions	(32,027,000)

Net investment loss	(4,306,259)

Net realized gain/(loss), net of taxes	25,386,585

Change in net unrealized appreciation/(depreciation), net of taxes	(33,270,180)

Net decrease in Members’ Capital resulting from operations	(12,189,854)

Members’ Capital, March 31, 2020	271,713,890

Members’ subscriptions	15,128,000

Members’ interests repurchased	(36,100,000)

Net decrease in Members’ Capital resulting from capital transactions	(20,972,000)

Net investment loss	(2,005,410)

Net realized gain/(loss), net of taxes	5,372,966

Change in net unrealized appreciation/(depreciation), net of taxes	25,760,935

Net increase in Members’ Capital resulting from operations	29,128,491

Members’ Capital, September 30, 2020 (unaudited)	$279,870,381

The accompanying notes are an integral part of these consolidated financial statements.
7

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Statement of Cash Flows (unaudited)

For the Six Months Ended September 30, 2020

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in Member’s Capital resulting from operations	$29,128,491
Adjustments to reconcile net increase in Member’s Capital resulting from operations to net cash provided by operating activities:
Change in net unrealized (appreciation)/depreciation on investments	(25,736,972)
Net realized (gain)/loss from investments	(5,372,966)
Purchases of Investment Funds	(25,575,000)
Proceeds from the sale of Investment Funds	66,690,315
Purchases of short-term investments, net	(7,945,578)
(Increase)/Decrease in operating assets:
Prepaid insurance	(39,124)
Other assets	(4,565)
Increase/(Decrease) in operating liabilities:
Advisory fee payable	(1,986)
Professional fees payable	(60,919)
Net deferred income tax liability	(23,963)
Administration fee payable	(27,188)
Facility fees payable	3,416
Interest payable	(20,339)
Other liabilities	(1,030)

Net cash provided by operating activities	31,012,592

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ subscriptions	15,128,000
Payments for Members’ interests repurchased	(33,000,000)
Proceeds from bank note	14,550,000
Payments on bank note	(27,700,000)

Net cash used in financing activities	(31,022,000)

Net decrease in cash	(9,408)

Cash at beginning of period	109,408

Cash at end of period	$100,000

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION

Cash paid during the year for interest	$70,452

NON CASH ACTIVITY

Exchange of Investment Fund interests	$4,431,477

The accompanying notes are an integral part of these consolidated financial statements.
8

Grosvenor Registered Multi-Strategy Master Fund, LLC

Consolidated Financial Highlights

The following represents certain ratios to average Members’ Capital, total return, and other supplemental information for the year indicated:

	For the Six
	Months Ended
	September 30,
	2020*			Years Ended March 31,
	(unaudited)	2020		2019		2018		2017		2016

Ratios to average Members’ Capital:(a)

Net investment loss (b)	(1.45% )	(1.39%	)	(1.37%	)	(1.42%	)	(1.45%	)	(1.38%	)

Total expenses (b)(c)	1.45%	1.45%		1.40%		1.44%		1.45%		1.38%

Total return (d)	10.97%	(4.57%	)	0.15%		6.80%		7.82%		(5.06%	)

Portfolio turnover rate: (e)	9.39%	36.66%		12.40%		13.93%		20.57%		0.40%

Members’ Capital, end of period ($000)	$279,870	$271,714		$315,931		$351,470		$373,285		$412,238

*	The ratios, excluding portfolio turnover rate and total return, for the period April 1, 2020 through September 30, 2020 have been annualized.

(a)	Average Members’ Capital is determined by using the net assets as of the first day of the fiscal year and at the end of each month during the period.

(b)

Ratio does not reflect the Master Fund’s proportionate share of the net income (loss) and expenses, including incentive fees or allocations, of the Investment Funds. The Investment Funds’ expense ratios, excluding incentive fees or allocations, range from 0.02% to 22.94% (unaudited). The Investment Funds’ incentive fees or allocations can be up to 25% of profits earned (unaudited).

(c)

Ratio excludes the current and deferred income tax expense or benefit related to the net investment income/loss and realized and unrealized gain or loss from GRF Domestic Sub-Fund LLC (the “Sub-Fund”). For the six month ended September 30, 2020, this amount was a tax benefit of 0.01% of average Members’ Capital (unaudited). For the year ended March 31, 2020, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2019, this amount was a tax benefit of 0.06% of average Members’ Capital. For the year ended March 31, 2018, this amount was a tax benefit of 0.04% of average Members’ Capital. For the year ended March 31, 2017, this amount was a tax benefit of 0.01% of average Members’ Capital. For the year ended March 31, 2016, this amount was a tax benefit of 0.02% of average Members’ Capital.

(d)

Total return assumes a purchase of an interest in the Master Fund on the first day and a sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns. An individual Member’s return may vary from these returns based on the timing of Member subscriptions and redemptions.

(e)	The ratio excludes in-kind transactions.

The accompanying notes are an integral part of these consolidated financial statements.
9

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (unaudited)

September 30, 2020

1. Organization

Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”) commenced operations on January 1, 2003, and is a Delaware limited liability company. The Master Fund is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, diversified management investment company. The Master Fund’s Board of Directors (the “Board”) has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Master Fund’s business. Under the supervision of the Board and pursuant to an investment advisory agreement, Grosvenor Capital Management L.P., (the “Adviser” or “Grosvenor”) serves as the investment adviser of the Master Fund. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and is responsible for the day-to-day operations of the Master Fund as well as all portfolio management and investment advisory services.

The Master Fund’s primary investment objectives are to provide investors (i) an attractive, long-term rate of return, on an absolute as well as a risk-adjusted basis, (ii) low performance volatility and (iii) minimal correlation with the equity and fixed income markets. The Master Fund pursues its investment objectives principally through a multi-manager, multi-strategy program of investment in a diverse group of private investment funds (“Investment Funds”), managed by a select group of alternative asset managers (“Investment Managers”). The Master Fund seeks diversification by investing in Investment Funds that (i) pursue non-traditional investment strategies and (ii) are expected to exhibit a low degree of performance correlation, not only with broad market indices but also with each other. The Master Fund invests in the Investment Funds as a limited partner, member or shareholder, along with other investors and generally invests in between 15 and 50 Investment Funds. It is expected that the Investment Funds in which the Master Fund invests will not be registered under the 1940 Act.

The Master Fund has two feeder funds, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC (the “TI 1 Fund”) and Grosvenor Registered Multi-Strategy Fund (TI 2), LLC (the “TI 2 Fund”), each of which is a Delaware limited liability company that is registered under the 1940 Act as a closed-end, diversified, management investment company. The TI 1 Fund and the TI 2 Fund, (collectively, the “Feeder Funds” or the Master Fund’s “Members”), pursue their investment objectives by investing substantially all of their assets in the Master Fund. The Feeder Funds have the same investment objectives and substantially the same investment policies as the Master Fund (except that the Feeder Funds pursue their investment objectives by investing in the Master Fund).

10

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

1. Organization (continued)

Effective January 1, 2013, the TI 1 Fund and TI 2 Fund made the election to be treated as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (i.e., a 1099-issuing “RIC”). For tax and regulatory reasons related to such an election, on January 1, 2013, the Master Fund transferred certain investments which were organized as domestic limited partnerships in exchange for membership interests in the Sub-Fund, which is a Delaware limited liability company, with the same investment adviser as the Master Fund.

As of September 30, 2020, the TI 1 Fund’s ownership of the Master Fund’s Members’ Capital was 72.11% and the TI 2 Fund’s ownership of the Master Fund’s Members’ Capital was 27.89%.

2. Summary of Significant Accounting Policies

a. Basis of Presentation

The Adviser has determined that the Master Fund meets the requirements of an investment company and as a result, maintains its accounting records and has presented these consolidated financial statements in accordance with the reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”).

The accompanying consolidated financial statements of the Master Fund have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and are stated in United States Dollars (“U.S. Dollars” or “$”). The following is a summary of the significant accounting and reporting policies used in preparing the consolidated financial statements:

b. Basis of Consolidation

The accompanying consolidated financial statements include the accounts of the Sub-Fund, which was established primarily to hold and manage certain illiquid Investment Funds. These consolidated financial statements also include the accounts of the Subsidiary, which was established to hold and manage certain Investment Funds. As of September 30, 2020, the Master Fund owns 100% of the Sub-Fund and the Subsidiary. The Master Fund’s investments in the Sub-Fund and the Subsidiary, including the results of its operations, has been consolidated and all intercompany accounts and transactions have been eliminated in consolidation.

c. Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying consolidated notes. Management believes that the estimates utilized in preparing the Master Fund’s consolidated financial statements are reasonable and prudent; however, the actual results could differ from these estimates.

11

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

2. Summary of Significant Accounting Policies (continued)

d. Capital Transactions

Interests in the Master Fund (“Interests”) are generally offered only to the Feeder Funds, and subscriptions for Interests may be accepted as of the first day of each month or at such times as the Board may determine. The Master Fund may, from time to time, offer to repurchase Interests from its Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Master Fund’s assets and other factors considered by the Board. The Adviser expects that it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter. Members can only transfer or assign Interests under certain limited circumstances.

e. Master Fund Expenses

The Master Fund bears certain expenses incurred in its business, including, but not limited to, the following: all costs and expenses directly related to portfolio transactions and positions for the Master Fund’s account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Master Fund’s administrator; costs of insurance; Advisory Fees (as defined in Note 6); advisory out-of-pocket fees; the fees and travel expenses and other expenses of the Board; all costs with respect to communications regarding the Master Fund’s transactions between the Adviser and any custodian or other agent engaged by the Master Fund; and other types of expenses approved by the Board. Expenses, including incentive fees or allocations, of the underlying Investment Funds are not included in expenses reported on the Consolidated Statement of Operations as the effect of these expenses is recognized in realized and unrealized gains and losses.

The Master Fund has retained BNY Mellon Investment Servicing (U.S.) Inc. (the “Administrator and Transfer Agent”) to provide accounting and certain administrative and investor services to the Master Fund, including fund accounting, investor accounting, and taxation services, and to act as the registrar and transfer agent. The Bank of New York Mellon (the “Custodian”) serves as the custodian of the assets of the Master Fund. The Master Fund pays a monthly fee to the Administrator, Transfer Agent and Custodian based primarily upon month-end Members’ Capital.

f. Income Taxes

The Master Fund is structured as a limited liability company and is not subject to U.S. federal income taxes; each Member is liable for income taxes, if any, on its share of the Master Fund’s net taxable income.

The Sub-Fund does not qualify as a RIC pursuant to Subchapter M of the Internal Revenue Code; consequently it is obligated to pay federal, state and local income tax on taxable income.

12

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The Master Fund is required to account for the Sub-Fund’s estimate of income taxes for federal and state purposes through the establishment of a current and a deferred income tax asset/recoverable or liability/payable. The Sub-Fund’s tax expense or benefit is consolidated into the Master Fund’s Consolidated Statement of Operations based on the component of income or gains/(losses) to which such expense or benefit relates. Deferred income taxes reflect the future tax effects of temporary differences between the carrying amounts of assets for financial reporting purposes and the amounts used for income tax purposes.

Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled.

The net income tax expense/(benefit) for the Sub-Fund for the six months ended September 30, 2020, are as follows:

Current Expense/(Benefit)
Federal	$–
State	–

Total Current Expense/(Benefit)	–

Deferred Expense/(Benefit)
Federal	(18,556)
State	(5,407)

Total Deferred Expense/(Benefit)	(23,963)

Total Expense/(Benefit) Impacting Change in Members’ Capital	$(23,963)

13

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

Components of the Sub-Fund’s deferred income tax assets and liabilities as of September 30, 2020, are as follows:

Deferred Income Tax Asset
Excess of tax basis over value of Investment Funds	$146,086
Valuation allowance	–

Net deferred income tax asset	146,086

Deferred Income Tax Liability
Unrealized appreciation on Investment Funds	(296,270)

Net deferred income tax liability	$(150,184)

As of October 31, 2019, the Master Fund’s tax year end, the Sub-Fund had a remaining capital loss carryforward of $71,431, which does not expire.

Management considers the ability to realize deferred tax assets based upon all available evidence regarding sources of future taxable income including: income from existing deferred tax liabilities, estimates of future pre-tax income, the ability to carryback future losses to recover taxes previously paid, and prudent and feasible tax planning strategies. No valuation allowance has been recorded by the Sub-Fund or reflected in the Master Fund’s consolidated financial statements as of September 30, 2020.

The total income tax expense/(benefit) on the Sub-Fund’s net income differs from the amount computed by applying the federal statutory rate of 21% to that income as follows:

Consolidated pre-tax income/(loss)	$28,930,381
Not taxable at entity level	(29,018,729)

Sub-Fund pre-tax income/(loss)	$(88,348)

Sub-Fund pre-tax income/(loss) at statutory rate	$(18,553)
Reconciling items:
State income tax, net of federal tax impact	(5,407)
Adjustments to deferred	(3)

Total tax expense/(benefit)	$(23,963)

14

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

2. Summary of Significant Accounting Policies (continued)

f. Income Taxes (continued)

The tax cost of the Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

As of September 30, 2020, the tax cost and unrealized appreciation (depreciation) of the Investments and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2019, were as follows:

	Investments	Sub-Fund
Tax Cost Basis of Investments	$216,192,104	$1,894,098

Gross Unrealized Appreciation	$61,742,001	$–
Gross Unrealized Depreciation	(6,781,023)	(268,918)

Net Unrealized Appreciation/(Depreciation)	$54,960,978	$(268,918)

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

The authoritative guidance on accounting for and disclosure of uncertainty in tax positions requires management to determine whether any significant tax positions of the Master Fund or Sub-Fund is “more likely than not” to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Management of the Master Fund and Sub-Fund has concluded that there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. Therefore no additional tax expense, including any interest or penalties was recorded for the six months ended September 30, 2020. To the extent the Master Fund or Sub-Fund is required to record interest and penalties, they would be included in income tax expense on its Consolidated Statement of Operations. Furthermore, management of the Master Fund and Sub-Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Under the respective statute of limitations, the Master Fund and Sub-Fund are generally subject to examinations by taxing authorities for up to three years from the date of filing. Neither the Master Fund nor the Sub-Fund have any examinations in progress.

15

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

2. Summary of Significant Accounting Policies (continued)

g. Security Transactions

Purchases of investments in the Investment Funds are recorded as of the first day of legal ownership of an Investment Fund and redemptions from the Investment Funds are recorded as of the last day of legal ownership. Realized gains or losses on investments in the Investment Funds are recorded at the time of the disposition of the respective investment based on specific identification. Short-term investment transactions are recorded on trade date.

For the six months ended September 30, 2020, aggregate purchases and sales of the Investment Funds amounted to $29,686,477 and $61,958,382 respectively.

The Master Fund may receive interest in an Investment Fund in exchange for its interest in a separate Investment Fund managed by the same Investment Manager. Additionally, the Master Fund may receive an in-kind distribution in exchange for its interest in an Investment Fund managed by an investment manager. These transactions are executed based on the fair value of the Investment Fund on a trade date and do not result in a movement of cash between the Master Fund and the Investment Manager. These transactions, if any, are included as a supplemental disclosure on the Consolidated Statement of Cash Flows. Any gain or loss associated with these transactions is recognized as a component of Net realized gain/(loss) from investments in Investment Funds. During the six months ended September 30, 2020, there were $4,431,477 in exchanges of Investment Fund interests or in-kind distributions received by the Master Fund.

h. Other

Net investment income or loss and net realized and unrealized gain or loss from investments of the Master Fund for each month are allocated between, and credited to or debited against, the capital accounts of Members as of the last day of the month in accordance with each Member’s respective investment percentage for the month, as defined in the Master Fund’s operating agreement (the “Operating Agreement”).

In accordance with the authoritative guidance on distinguishing liabilities from capital, repurchases are recognized as liabilities when the dollar amount requested in the repurchase notice becomes fixed, which generally occurs on the last day of the fiscal period. As a result, repurchases paid after the end of the period, but based upon fixed amounts as of September 30, 2020, are reflected as Repurchase of Members’ Interests payable on the Consolidated Statement of Assets, Liabilities and Members’ Capital at September 30, 2020.

Cash represents cash in banks. In circumstances when Federal Deposit Insurance Corporation insured limits are exceeded, the risk of default depends on the creditworthiness of The Bank of New York Mellon. Through September 30, 2020, the Master Fund has not experienced any losses in such accounts and the Adviser monitors the creditworthiness of the counterparties in an attempt to mitigate risk of loss.

Dividend income is recognized on the ex-dividend date. Interest income is recorded on the accrual basis.

16

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

3. Portfolio Valuation

Pursuant to the Master Fund’s valuation policies, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Investment Funds subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of September 30, 2020, the Master Fund’s investments in side pockets or special liquidating vehicles represented 1.71% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of September 30, 2020, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

17

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

3. Portfolio Valuation (continued)

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

•

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

•

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

•	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes an observable input requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment.

18

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

3. Portfolio Valuation (continued)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

			Level 3	Total Fair Value
		Level 2	Significant	at
	Level 1	Significant	Unobservable	September 30,
Description	Quoted Prices	Observable Inputs	Inputs	2020

Investment Funds
Distressed*	$–	$–	$138,326	$138,326

Total Investment Funds in fair value hierarchy	–	–	138,326	138,326

Investment Funds measured at NAV**	–	–	–	264,188,911
Total Investment Funds	–	–	138,326	264,327,237

Short-term Investments	8,623,245	–	–	8,623,245

Total Investments	$8,623,245	$–	$138,326	$272,950,482

*	Fair valued using a discount rate of 2.5% to the reported NAV, which takes into account considerations that are unique to such investment.

**

The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Statement of Assets, Liabilities and Members’ Capital.

The level classifications in the table above may not be indicative of the risk.

4. Capital Commitments of the Master Fund to the Investment Funds

Certain Investment Funds require the Master Fund to commit, as of the date of the Master Fund’s initial investment in the Investment Funds, to fund future investments in the Investment Funds. These Investment Funds may, at their sole discretion, require the Master Fund to fund all or a portion of the Master Fund’s unfunded commitment amount at any time during a commitment period, which generally extends for multiple years from the date of the Master Fund’s initial investment in such Investment Fund. The Master Fund’s commitment to fund future investments with respect to these Investment Funds is reduced by the amount of capital subsequently “called” by such Investment Funds after the initial investment. At September 30, 2020, $4,440,000 of committed capital remains unfunded.

5. Credit Facility

The Master Fund may borrow from time to time on a short-term basis for liquidity purposes and has established a committed U.S. Dollar denomination credit facility (the “Facility”) with one financial institution. The Facility is shared with several other affiliated funds which are managed by the Adviser and will terminate on October 19, 2020. The Facility contains annual renewal provisions. The facility was renewed through October 18, 2021. Under the terms of the Facility, the Master Fund may draw up to $25,000,000 subject to a combined maximum

19

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

5. Credit Facility (continued)

amount of $486,300,000. The Facility is subject to annual fees related to any unused portion of the Facility which are allocated based on the amount available to the Master Fund. Under the terms of the Facility, the Master Fund is subject to, among other things, Investment Fund liquidity tests and Investment Fund concentration tests. In the event that the Master Fund breaches certain of the liquidity and concentration covenants, the Master Fund’s ability to borrow is reduced. Facility fees payable, as reflected on the Consolidated Statement of Assets, Liabilities and Members’ Capital, represents unused borrowing under the Facility which accrues and compounds interest daily based on the base rate of the financial institution plus a spread. As of September 30, 2020, the Master Fund has no loan payable outstanding on the Consolidated Statement of Assets, Liabilities and Members’ Capital. During the six months ended September 30, 2020, the Master Fund had average outstanding borrowings of $2,961,475 with an average interest rate of 3.25%. Maximum borrowings of $15,950,000, were outstanding for one day during the six months ended September 30, 2020.

6. Related Party Transactions

The Board is made up of six Board members, five of whom are not “interested persons,” as defined by the 1940 Act, (the “Independent Directors”). The Independent Directors each receive annual compensation in the amount of $30,000 for their services to both the Master Fund and the Feeder Funds. All compensation to the Independent Directors is paid by the Master Fund and allocated pro-rata to the Feeder Funds. All Independent Directors may be reimbursed for out-of-pocket expenses of attendance at each regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as Independent Directors.

The Master Fund incurred $75,000 of Independent Directors’ fees for the six months ended September 30, 2020, of which none was payable as of September 30, 2020. The total fees and expenses (including compensation) of the Independent Directors are shown on the Master Fund’s Consolidated Statement of Operations.

The Adviser generally bears all of its own expenses incurred in providing services to the Master Fund, except that the Master Fund reimburses the Adviser $25,000 per year for certain out-of-pocket costs and expenses incurred in connection with the operation of the Master Fund. During the six months ended September 30, 2020, the Master Fund reimbursed the Adviser $12,500 for out-of-pocket costs, which is included in Other Expenses in the Consolidated Statement of Operations.

Pursuant to the terms of the advisory agreement between the Master Fund and the Adviser, the Master Fund pays the Adviser a monthly fee at an annual rate of 1.00% (the “Advisory Fee”) based on the Master Fund’s net assets determined as of the last business day of each month before taking into consideration the Advisory Fee. For the six months ended September 30, 2020, the Advisory Fee was $1,422,872.

20

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

7. Risks

In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and may enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling, writing option contracts and equity swaps. However, as a result of the investments by the Master Fund as a limited partner, member or shareholder, the Master Fund’s liability with respect to its investments in the Investment Funds is generally limited to the NAV of its interest in each Investment Fund. Because the Master Fund is a closed-end investment company, Interests are not redeemable at the option of Members and are not exchangeable for interests of any other fund. Although the Board in its discretion may cause the Master Fund to offer from time to time to repurchase Interests at the Members’ capital account value, Interests are considerably less liquid than shares of funds that trade on a stock exchange or shares of open-end investment companies. With respect to any offer to repurchase Interests by the Master Fund, the aggregate repurchase amount will be determined by the Board in its discretion and such repurchase amount may represent only a small portion of outstanding Interests. Because the Master Fund’s investments in Investment Funds themselves have limited liquidity, the Master Fund may not be able to fund significant repurchases. Members whose Interests are accepted for repurchase also bear the risk that the Master Fund’s Members’ capital account value may fluctuate significantly between the time that they submit their request for repurchase and the date as of which Interests are valued for the purpose of repurchase.

As described in the footnotes of the Master Fund’s Consolidated Schedule of Investments and in Note 3, some Investment Funds have suspended or restricted withdrawals of capital, which increases the liquidity risk for the Master Fund. Liquidity risk is the risk that the Master Fund will encounter difficulty in meeting obligations associated with financial liabilities. Among other things, liquidity could be impaired by an inability to access secured and/or unsecured sources of financing, an inability to sell assets or to withdraw capital from the Investment Funds, or unforeseen outflows of cash to meet tender demands. This situation may arise due to circumstances outside of the Master Fund’s control, such as a general market disruption or an operational issue affecting the Master Fund or third parties, including the Investment Funds. Also, the ability to sell assets may be impaired if other market participants are seeking to sell similar assets at the same time.

The Master Fund’s capital investment in the Investment Funds can be withdrawn on a limited basis. As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements or respond to market events.

There are a number of other risks to the Master Fund. Three principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, strategy risk, and manager risk. The Master Fund also is subject to multiple manager risks, possible limitations in investment opportunities, allocation risks, lack of diversification, and other risks for the Master Fund and potentially for each Investment Fund.

21

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

7. Risks (continued)

The Adviser utilizes certain quantitative analytical reports generated by its proprietary risk management software to test and refine its judgment regarding: (i) its selection of Investment Funds for the Master Fund and (ii) the amount of assets to be allocated to each such Investment Fund. Such reports are designed to enable the Adviser to evaluate the risk and return characteristics of proposed alternative allocations to particular Investment Funds. Such reports currently consist of historical simulation analyses, historical simulation stress tests and scenario analyses, forward-looking analyses, look-through exposure analyses, portfolio liquidity analyses, Value at Risk analyses, portfolio optimization and factor analyses.

Certain personnel within the Adviser are responsible for staying abreast of market developments affecting specific investment strategies and communicating their findings to the investment committee. The investment committee reviews such findings to determine whether particular investment strategies continue to be appropriate. The investment committee may determine to add or terminate a strategy based on any number of factors, such as: (i) better alternatives for investing the capital invested in such strategy; (ii) changes in the expectations for the strategy; (iii) a manager specific event at the Investment Fund; or (iv) changes in the investment or economic environment.

The Adviser monitors certain aspects of Investment Fund performance, stays abreast of current developments affecting Investment Funds and communicates from time to time with Investment Managers of Investment Funds to review the performance of the Investment Funds managed by such Investment Managers and to discuss such Investment Managers’ investment outlook.

The Adviser obtains certain exposure-level information that enables the analysis of various strategies, markets and sectors on a “look-through” basis. Although the Adviser does not require that Investment Funds provide position-level transparency, Investment Managers of Investment Funds typically provide aggregated, portfolio-level information with respect to the invested positions and risk profile of their Investment Funds. This information typically includes, but may not be limited to, data related to each Investment Fund’s long, short, gross, and net exposure, industry sector and geographic exposure (where appropriate), concentration, and leverage. The information set provided by Investment Managers of Investment Funds varies depending upon their strategy focus and investment style. This summary-level risk statistics are augmented through on-going conversations with the Investment Managers of the Investment Funds and, together, are intended to provide an overall view of the Investment Fund’s risk exposure.

There has been a global outbreak of a coronavirus (COVID-19). This public health emergency has significantly impacted the global economy and may materially and adversely impact the value and performance of the Master Fund’s investments in the future. Any related financial impact cannot be reasonably estimated at this time.

22

Grosvenor Registered Multi-Strategy Master Fund, LLC

Notes to Consolidated Financial Statements (continued) (unaudited)

September 30, 2020

8. Guarantees

Under the Master Fund’s organizational documents, its Independent Directors and fund officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Master Fund that have not yet occurred. However, based on experience, the Master Fund expects the risk of loss due to these warranties and indemnities to be remote.

9. Subsequent Events

The Master Fund has evaluated all subsequent events through the date that the consolidated financial statements were issued and noted no material events requiring disclosure.

23

ITEM 2 – CODE OF ETHICS

Not applicable.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – INVESTMENTS

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable.

(b)	Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which members may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive officer and principal financial officer, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in Form N-CSR is accumulated and communicated to the Registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END INVESTMENT MANAGEMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY MASTER FUND, LLC

By:	/s/ Scott J. Lederman
Scott J. Lederman
Director, Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Director, Chief Executive Officer and President	December 7, 2020
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer	December 7, 2020
Kathleen P. Sullivan